Components of Income Tax Expense (Detail) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Income Tax Disclosure [Abstract]
Current, Federal									$ 1,755	$ 699	$ 2,133
Current, State									472	401	253
Current, Foreign									29,531	32,147	22,312
Total Current									31,758	33,247	24,698
Deferred, Federal									(3,764)	(3,064)	(6,963)
Deferred, State									(2,010)	1,615	(1,251)
Deferred, Foreign									(4,688)	2,394	7,030
Total Deferred									(10,462)	945	(1,184)
Total Income Tax Expense	$ 6,701	$ 2,377	$ 6,025	$ 6,193	$ 7,040	$ 1,122	$ 20,272	$ 5,758	$ 21,296	$ 34,192	$ 23,514